Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	$ 21,551	$ 26,331	$ 23,374
The Americas [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	8,536	9,421	10,355
Europe [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	11,382	14,702	11,734
Israel [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	825	1,366	893
Other [Member]
Selected Statement of Operations Data (Details) - Schedule of geographical revenues classified by geographical location of the customers [Line Items]
Revenues	$ 808	$ 842	$ 392